Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Consumer Staples Fund - Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Consumer Staples Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,883
Fidelity Advisor Consumer Staples Fund - Class M
Expense Example, No Redemption:
1 Year	475
3 Years	739
5 Years	1,023
10 Years	1,830
Fidelity Advisor Consumer Staples Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Consumer Staples Fund - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762